Convertible Instruments and Accrued Interest - Preferred stock (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2024 USD ($) $ / shares shares	May 31, 2023 USD ($) $ / shares shares
Class of Stock
Accrued dividends | $	$ 6,791	$ 5,308
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001
Accumulated deficit | $	$ (891,531)	$ (841,690)
Series B Convertible Preferred Stock
Class of Stock
Shares of preferred stock	19,000	19,000
Common stock conversion rate	10	10
Total shares of common stock if converted	190,000	190,000
Undeclared dividend | $	$ 19	$ 15
Total shares of common stock if dividends converted	38,000	30,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 5.00
Preferred stock dividend, value per share | $ / shares	0.25
Preferred stock conversion price, per share | $ / shares	0.50
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001
Undeclared dividend, shares	10
Series C Convertible Preferred Stock
Class of Stock
Shares of preferred stock	6,000	6,000
Common stock conversion rate	2,000	2,000
Total shares of common stock if converted	12,670,000	12,670,000
Accrued dividends | $	$ 3,135	$ 2,500
Total shares of common stock if dividends converted	6,270,000	5,000,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 1,000
Preferred stock dividend rate, as a percent	10.00%
Preferred stock conversion price, per share | $ / shares	$ 0.50
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001
Fractional shares	0
Series D Convertible Preferred Stock
Class of Stock
Shares of preferred stock	9,000	9,000
Common stock conversion rate	1,250	1,250
Total shares of common stock if converted	10,565,000	10,565,000
Accrued dividends | $	$ 3,656	$ 2,808
Total shares of common stock if dividends converted	7,312,000	5,616,000
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 1,000
Preferred stock dividend rate, as a percent	10.00%
Preferred stock conversion price, per share | $ / shares	$ 0.80
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001
Fractional shares	0